Credit Facilities	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Credit Facilities

8. Credit Facilities

On March 28, 2014, the Company and its wholly-owned subsidiary Fairview Cranberry Company, LLC entered into a $72,500 revolving credit and security agreement (“the Credit Agreement”) as borrowers (“the Borrowers”), with PNC Bank National Association, as administrative agent and collateral agent. The Credit Agreement provided for a $72,500 variable rate senior secured revolving credit facility (“revolving credit facility”) which was available to repay a $40,000 portion of the outstanding Series A Preferred Stock (Note 12) and the outstanding balance of a previous line of credit. In addition, the revolving credit facility was available to fund fees and expenses totaling $1,675 incurred in connection with the credit facility, and for general business purposes, including working capital requirements, capital expenditures, and permitted acquisitions. The Credit Agreement included a sublimit of up to $5,000 for the issuance of letters of credit. Substantially all of the assets of the Borrowers are pledged as collateral under the Credit Agreement. The revolving credit facility had a maturity date of March 28, 2019.

The Company also incurred certain commitment fees on committed amounts that are neither used for borrowings nor under letters of credit.

As of September 30, 2016, the maximum commitment was $74,000.

At September 30, 2016, the total amount drawn under the facility was $56,500, excluding the debt discount of $730, and the Company had $3,530 letters of credit outstanding. The total undrawn availability under the Credit Agreement was $13,927. At September 30, 2016, outstanding borrowings under the Credit Agreement bore interest at a weighted-average rate of approximately 4.4%. The Company capitalized $80 and $1,057 of interest expense into property, plant and equipment in the consolidated balance sheets as of September 30, 2016 and 2015, respectively.

On November 9, 2016, the revolving credit facility under the Credit Agreement was paid in full and terminated using a portion of the proceeds from the Company’s initial public offering (“IPO”).

7. Credit Facilities

Line of Credit

On July 2, 2012, the Company obtained a one-year $10,000 line of credit from a bank. The line of credit had an interest rate of Prime plus 1%. In July 2012, the Company borrowed $6,000 under the line of credit. In August 2012, the Company borrowed the remaining $4,000 under the line of credit. The majority holder of the Company’s common stock (and the sole holder of the Series A Preferred Stock) guaranteed the line of credit. In connection with the guarantee, the Company agreed to pay the holder of the Series A Preferred Stock additional stock dividends of 0.32% per annum through the maturity date of the line of credit. In July 2013, the line of credit was extended through July 9, 2014 and bore an interest rate of Prime plus 0.35%. Once a portion of the line of credit has been repaid, it cannot be re-borrowed. There were no financial covenants associated with the agreement. Interest expense under the line of credit was $0 and $80 for the years ended December 31, 2015 and 2014, respectively.

On March 28, 2014, as part of the financing transaction disclosed below, the outstanding balance of $9,256, which included accrued interest, was paid in full.

Revolving Credit Facility

On March 28, 2014, Smart Sand Inc. and its wholly owned subsidiary Fairview Cranberry Company, LLC entered into a $72,500 revolving credit and security agreement (the “Credit Agreement”) as borrowers (the “Borrowers”), and PNC Bank National Association, as administrative agent and collateral agent, and other lender. The Credit Agreement provides for a $72,500 variable rate senior secured revolving credit facility (“revolving credit facility”) which was available to repay a $40,000 portion of the outstanding Preferred Shares (Note 11) and the outstanding balance of the line of credit described above. In addition, the revolving credit facility was available to fund fees and expenses totaling $1,675 incurred in connection with the credit facility, and for general business purposes, including working capital requirements, capital expenditures, and permitted acquisitions. In addition, the Credit Agreement includes a sublimit of up to $5,000 for the issuance of letters of credit. Substantially all of the assets of the Borrowers are pledged as collateral under the Credit Agreement. The revolving credit facility matures on March 28, 2019.

Loans under the revolving credit facility bear interest at the Borrowers’ option at either:

•	A Base Rate (as defined in the Credit Agreement), which will be the base commercial lending rate of PNC Bank, as publicly announced to be in effect from time to time, plus an applicable margin ranging from 2.50% to 3.00% based on the total leverage ratio; or

•	LIBOR plus an applicable margin ranging from 3.50% to 4.00% based on the total leverage ratio.

The Company also incurred certain commitment fees on committed amounts that are neither used for borrowings nor under letters of credit.

The Company initially borrowed $53,837. Of the $1,675 of direct financing costs, $1,139 was recorded as debt discount against the amount borrowed, resulting in net proceeds of $52,698. The debt discount is being amortized to interest expense over the remaining term of the credit facility using the effective interest rate method. The unamortized debt discount balance was $962 and $956 as of December 31, 2015 and 2014, respectively. The remaining direct costs for professional and legal fees of $678 were recorded as deferred financing costs which are amortized through interest expense over the term of the facility. As a result of this transaction, the Company recognized an approximate $1,230 loss on extinguishment of debt related to the accelerated accretion of the original issuance costs associated with the $40,000 repayment of the portion of the outstanding Preferred Shares.

On October 29, 2014, the Company amended the Credit Agreement to provide for up to $100,000 variable senior secured revolving credit facility, as well as a sublimit of up to $15,000 for the issuance of letters of credit. Substantially all of the assets of the Borrowers are pledged as collateral under the amended Credit Agreement. The Company incurred a $275 commitment fee for this amendment, recorded as debt discount against the revolving credit facility.

The Credit Agreement contains various covenants and restrictive provisions and requires maintenance of financial covenants, including a fixed charge coverage ratio and a total leverage ratio (as defined in the credit facility). As of September 30, 2015, the Company’s total leverage ratio exceeded the threshold of 3.00 to 1.00. The Company was in compliance with all other covenants at that time.

On December 18, 2015, the Company entered into the Fourth Amendment to the Credit Agreement (“Fourth Amendment”). Under the Fourth Amendment, the event of default related to the September 30, 2015 leverage ratio was waived and the following terms were amended:

•	The total commitment was reduced from $100,000 to $75,000.

•	Quarterly permanent paydowns are required until the maximum commitment reaches $55,000 from the sharing of excess cash flow, as defined in the Fourth Amendment.

•	Application of the leverage ratio and fixed charge coverage ratio covenants is foregone until the earlier of December 31, 2016 or such quarter that the Company cannot maintain a $3,000 excess availability (as defined in the Fourth Amendment).

•	Annual capital expenditures are restricted, as defined in the Fourth Amendment, until the $55,000 maximum commitment level is reached.

In addition, the Fourth Amendment increased the interest rates applicable to borrowings under the revolving credit at the Borrowers’ option at either:

•	A Base Rate, as defined, which will be the base commercial lending rate of PNC Bank, as publicly announced to be in effect from time to time, plus an applicable margin of 3.00%; or

•	LIBOR plus an applicable margin of 4.00%.

The Company incurred a $250 commitment fee for this amendment, recorded as debt discount against the revolving credit facility.

At December 31, 2015, the total amount drawn under the facility was $64,216, net of debt discount of $962, and the Company had $4,157 letters of credit outstanding. The total undrawn availability under the Fourth Amendment was $6,602. At December 31, 2015 outstanding borrowings under the Credit Agreement bore interest at a weighted-average rate of approximately 4.1%.